Other Income And Other Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
All other income and commissions:
ATM interchange fees	$ 11,965	$ 11,917	$ 10,943
Other service charges	11,731	11,610	11,882
Mortgage banking	10,215	3,870	71,257
Electronic banking fees	5,477	5,840	6,190
Letter of credit fees	4,103	4,621	4,864
Deferred compensation	3,025	(1,369)	2,042
Insurance commissions	2,981	2,627	2,257
Gain/(loss) on extinguishment of debt	0	5,793	(4,166)
Other	14,734	15,821	12,390
Total	64,231	60,730	117,659
All other expense:
Litigation and regulatory matters	30,469	187,607	(2,720)
Other insurance and taxes	10,891	12,941	12,900
Travel and entertainment	10,275	9,590	9,095
Customer relations	6,255	5,382	5,726
Employee training and dues	5,691	5,390	4,518
Supplies	4,434	3,827	3,745
Tax credit investments	3,349	4,582	2,087
Miscellaneous loan costs	2,586	2,656	2,690
Foreclosed real estate	773	2,104	2,503
Other	41,568	34,123	41,952
Total	$ 116,291	$ 268,202	$ 82,496